Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss in mortgage loans - Mortgages [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss in mortgage loans [Line Items]
Gross carrying amount, Beginning balance	$ 12,411,825	$ 11,262,995
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets	1,504,063	1,174,311
Write-off	(31,895)	(25,831)
Other adjustments	(7,819)	350
Gross carrying amount, Ending balance	13,876,174	12,411,825
Transfers:
Expected credit losses allowances, Beginning balance	112,522	101,059
Transfers
Transfers from stage 1 to stage 2	(162)	7,252
Transfers from stage 1 to stage 3	2,035	4,076
Transfers from stage 2 to stage 3	10,687	11,111
Transfers from stage 2 to stage 1	(994)	(10,725)
Transfers from stage 3 to stage 2	(10,298)	(21,113)
Transfers from stage 3 to stage 1	(36)	(35)
Net changes of the exposure and modifications in credit risk	61,876	46,723
Write-off	(31,895)	(25,831)
Other adjustments	(77)	5
Expected credit losses allowances, Ending balance	143,658	112,522
Stage 1 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss in mortgage loans [Line Items]
Gross carrying amount, Beginning balance	11,518,363	10,275,966
Transfers from stage 1 to stage 2	(157,009)	(248,167)
Transfers from stage 1 to stage 3	(29,280)	(53,621)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	121,278	321,954
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	508	463
Net changes of financial assets	1,520,280	1,221,898
Write-off
Other adjustments	(7,540)	(130)
Gross carrying amount, Ending balance	12,966,600	11,518,363
Transfers:
Expected credit losses allowances, Beginning balance	25,065	8,446
Transfers
Transfers from stage 1 to stage 2	(15,297)	(5,250)
Transfers from stage 1 to stage 3	(715)	(472)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	7,681	3,187
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	8	2
Net changes of the exposure and modifications in credit risk	8,649	19,162
Write-off
Other adjustments	(6)	(10)
Expected credit losses allowances, Ending balance	25,385	25,065
Stage 2 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss in mortgage loans [Line Items]
Gross carrying amount, Beginning balance	392,372	457,948
Transfers from stage 1 to stage 2	157,009	248,167
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(172,574)	(215,547)
Transfers from stage 2 to stage 1	(121,278)	(321,954)
Transfers from stage 3 to stage 2	122,001	248,635
Transfers from stage 3 to stage 1
Net changes of financial assets	(9,792)	(25,440)
Write-off
Other adjustments	99	563
Gross carrying amount, Ending balance	367,837	392,372
Transfers:
Expected credit losses allowances, Beginning balance	8,441	14,509
Transfers
Transfers from stage 1 to stage 2	15,135	12,502
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(9,062)	(8,923)
Transfers from stage 2 to stage 1	(8,675)	(13,912)
Transfers from stage 3 to stage 2	3,529	7,033
Transfers from stage 3 to stage 1
Net changes of the exposure and modifications in credit risk	3,356	(2,791)
Write-off
Other adjustments	4	23
Expected credit losses allowances, Ending balance	12,728	8,441
Stage 3 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss in mortgage loans [Line Items]
Gross carrying amount, Beginning balance	501,090	529,081
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	29,280	53,621
Transfers from stage 2 to stage 3	172,574	215,547
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(122,001)	(248,635)
Transfers from stage 3 to stage 1	(508)	(463)
Net changes of financial assets	(6,425)	(22,147)
Write-off	(31,895)	(25,831)
Other adjustments	(378)	(83)
Gross carrying amount, Ending balance	541,737	501,090
Transfers:
Expected credit losses allowances, Beginning balance	79,016	78,104
Transfers
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	2,750	4,548
Transfers from stage 2 to stage 3	19,749	20,034
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(13,827)	(28,146)
Transfers from stage 3 to stage 1	(44)	(37)
Net changes of the exposure and modifications in credit risk	49,871	30,352
Write-off	(31,895)	(25,831)
Other adjustments	(75)	(8)
Expected credit losses allowances, Ending balance	$ 105,545	$ 79,016